Property and Equipment (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Total property and equipment	$ 331,633	$ 218,486
Accumulated depreciation	(85,685)	(32,880)
Property and equipment, net	245,948	185,606
Equipment [Member]
Total property and equipment	69,336	7,376
Warehouse equipment [Member]
Total property and equipment	61,070	29,188
Furniture and fixtures [Member]
Total property and equipment	512	512
Transportation equipment [Member]
Total property and equipment	63,784	63,784
Leasehold improvements[Member]
Total property and equipment	$ 136,931	$ 117,626